PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.5%
Asset-Backed Securities 12.3%
Automobiles 3.9%
AmeriCredit Automobile Receivables Trust, Series 2023-01, Class C	5.800%	12/18/28	100	$100,722
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	95,251
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	99,660

BOF VII AL Funding Trust I, Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	134	135,152
CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	93,610
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	89	88,368
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	98,583
Series 2023-02, Class A, 144A	5.280	02/15/36	100	100,317

Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	100	99,052
Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490	06/25/27	100	99,608
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	100	91,156
Series 2023-03A, Class A, 144A	5.940	02/25/28	100	100,139

OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	200	199,218
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	100,282
Series 2023-04, Class C	6.040	12/15/31	100	101,082

Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	97	96,519
				1,698,719
Collateralized Loan Obligations 7.7%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.715(c)	04/20/35	250	250,518
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.698(c)	11/27/31	210	209,859

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.647%(c)	04/18/35	250	$250,188
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	01/20/32	248	248,841
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.665(c)	04/20/35	250	250,259
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.780(c)	07/15/34	250	250,162
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	04/20/34	250	251,275
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.959(c)	01/16/33	247	247,253
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.804(c)	06/20/34	250	250,375
Romark CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.729(c)	07/10/34	400	400,860
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.605(c)	10/20/32	250	250,303
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.715(c)	07/24/32	500	502,079
				3,361,972

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.7%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	200	$186,182
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	100,951
				287,133

Total Asset-Backed Securities (cost $5,370,277)				5,347,824
Commercial Mortgage-Backed Securities 7.8%
BANK,
Series 2019-BN22, Class A3	2.726	11/15/62	250	218,375
Series 2021-BN38, Class A4	2.275	12/15/64	100	81,285

Barclays Commercial Mortgage Securities Trust, Series 2021-C12, Class A4	2.421	11/15/54	250	207,727
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906	04/15/54	500	427,229
Series 2021-B31, Class A4	2.420	12/15/54	100	81,753

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	500	439,719
Commercial Mortgage Trust, Series 2014-UBS04, Class A4	3.420	08/10/47	136	135,388
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749	09/10/52	250	220,691
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR05, Class A3	3.123	06/13/52	500	447,102
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	436	385,559
Series 2020-C56, Class A4	2.194	06/15/53	500	417,917
Series 2021-C59, Class A3	1.958	04/15/54	350	303,432

Total Commercial Mortgage-Backed Securities (cost $3,909,006)				3,366,177
Corporate Bonds 29.8%
Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	237,451
Sr. Unsec’d. Notes	2.950	02/01/30	50	42,480

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	3.625%	03/01/48	35	$22,574
Sr. Unsec’d. Notes	5.150	05/01/30	75	71,548
Sr. Unsec’d. Notes	5.930	05/01/60	20	17,656
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	25	20,324
Sr. Unsec’d. Notes	4.125	11/16/28	13	12,455
				424,488
Agriculture 0.5%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	43,140
Gtd. Notes	3.400	02/04/41	50	35,765
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	23	21,744
Gtd. Notes	5.834	02/20/31	50	50,597
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	35	34,739
Sr. Unsec’d. Notes	5.125	02/13/31	25	24,614
Sr. Unsec’d. Notes	5.250	09/07/28	20	20,086
				230,685
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	50	49,670
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	8	7,758
				57,428
Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625	12/13/24	150	146,838
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	26	25,892
Sr. Unsec’d. Notes	6.600	04/01/36	17	17,800

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800%	10/16/25	17	$16,013
				206,543
Banks 7.3%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	48,824
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	138,610
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	321,428
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	30	28,045

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	200,016
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	110	95,291
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	106,355

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	15	14,794
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	15	15,376
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	90	72,553
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	70,957
Sr. Unsec’d. Notes	3.750	02/25/26	25	24,343
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	75,555
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	15	15,317

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,191
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	100	93,001
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	130	105,148
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	370	317,743
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	5	4,132
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	42	35,272
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	131,913
Sub. Notes	2.956(ff)	05/13/31	21	18,242

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	15,096
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	270	248,506

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	2.239%(ff)	07/21/32	40	$32,432
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	156,587
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	60	56,858
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	76	74,179
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	165	131,716

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.812(ff)	06/12/26	105	105,154
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	39,763
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,055

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	20,148
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	242,579
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	70,475
				3,151,654
Beverages 0.4%
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	110	108,687
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	80	65,236
				173,923
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	80,224
Sr. Unsec’d. Notes	5.750	03/02/63	15	14,747
				94,971
Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.400	07/15/31	11	9,081

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning, Sr. Unsec’d. Notes	3.400%	08/15/26	25	$23,920
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	13	11,799
				44,800
Chemicals 0.1%
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.319	11/15/38	5	5,036
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	13	10,024
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	17	13,026
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	15	14,822
Sr. Unsec’d. Notes	4.900	06/01/43	21	18,585
				61,493
Commercial Services 1.0%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,120
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	101	99,449
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	42,957
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	19,486
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	19,743
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	6,928
Unsec’d. Notes	4.678	07/01/2114	30	26,060
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	21,866
Unsec’d. Notes	3.150	07/15/46	35	25,666

Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	20	16,549

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610%	02/15/2119	25	$16,635
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	32	31,048
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,146

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	60,299
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,303
				420,255
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	40	38,832
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,372
				47,204
Diversified Financial Services 0.2%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	20,687
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	55	55,271
				75,958
Electric 3.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	13	8,534
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	47	38,833

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	13,668
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	20	19,843
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	8	7,032
Sr. Unsec’d. Notes	3.500	12/01/49	25	16,915
Sr. Unsec’d. Notes	6.350	12/15/32	20	20,940

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Dominion Energy South Carolina, Inc., First Mortgage	4.600%	06/15/43	32	$27,892
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	21,721
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	78,583
First Mortgage	5.875	11/15/33	60	62,370

Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	38,918
Florida Power & Light Co., First Mortgage	4.050	06/01/42	15	12,545
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	27,862
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	33	27,265
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	96	91,340
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.051	03/01/25	145	145,334
Northern States Power Co., First Mortgage	3.400	08/15/42	34	25,776
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	16,975
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	40	33,174
First Mortgage	4.750	02/15/44	45	37,340

PacifiCorp, First Mortgage	5.350	12/01/53	40	35,820
PECO Energy Co.,
First Mortgage	2.800	06/15/50	32	20,091
First Mortgage	4.900	06/15/33	50	48,833
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	13	8,622
First Mortgage	5.250	05/15/53	15	14,314

Public Service Co. of Colorado, First Mortgage	5.250	04/01/53	25	22,941
Public Service Co. of New Hampshire, First Mortgage	5.350	10/01/33	25	25,051
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,686

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co., (cont’d.)
First Mortgage, MTN	3.700%	05/01/28	38	$36,188
Sec’d. Notes, MTN	4.650	03/15/33	75	71,929

Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	75	68,325
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	15	12,024
First Mortgage	5.350	04/01/53	25	23,622
Sempra,
Sr. Unsec’d. Notes	3.300	04/01/25	35	34,295
Sr. Unsec’d. Notes	4.000	02/01/48	15	11,412
Southern California Edison Co.,
First Mortgage	4.900	06/01/26	90	89,263
First Ref. Mortgage	4.000	04/01/47	55	42,198

System Energy Resources, Inc., First Mortgage	6.000	04/15/28	10	10,148
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	26,005
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	46,841
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	9,063
				1,439,531
Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	192,766
Entertainment 0.1%
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52	70	55,237
Foods 0.5%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	50,054
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29	100	88,340

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	30	$24,614
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	8,797
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.700	03/15/34	35	34,793
				206,598
Gas 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	21	16,629
Sr. Unsec’d. Notes	5.250	03/01/28	65	64,989

NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,365
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	19,330
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	23,269
				136,582
Healthcare-Services 1.1%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	30,808
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	35	34,339
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	50	44,169
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	50,352
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,631

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,008
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,243
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	16,707
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,639

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

OhioHealth Corp., Sec’d. Notes	2.297%	11/15/31	30	$24,752
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,398
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	42,658
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	23,477
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	37,593
Sr. Unsec’d. Notes	3.950	10/15/42	60	49,677
Sr. Unsec’d. Notes	4.500	04/15/33	25	23,726
Sr. Unsec’d. Notes	4.950	05/15/62	10	8,891
Sr. Unsec’d. Notes	5.050	04/15/53	22	20,318

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,411
				477,797
Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	220	216,198
Insurance 0.5%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	45	40,184
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,350
Sr. Unsec’d. Notes	4.868	06/01/44	30	26,215
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	15	14,679
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	70	70,324

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	27,658
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	7,066

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	32	$28,384
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	6,028
				225,888
Iron/Steel 0.1%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	25	24,462
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	33	31,575
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	13	11,600
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,096
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	88	85,787
Gtd. Notes	5.611	03/11/34	10	10,032
				99,915
Media 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	24	17,679
Sr. Sec’d. Notes	4.908	07/23/25	22	21,794
Sr. Sec’d. Notes	6.384	10/23/35	120	117,061
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	32,531
Gtd. Notes	4.250	10/15/30	30	28,548
Gtd. Notes	5.500	05/15/64	30	28,674

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Cox Communications, Inc., Gtd. Notes, 144A	5.450%	09/15/28	110	$110,091
Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	23	18,613
				374,991
Mining 1.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	55	55,148
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	23,918
Gtd. Notes	4.375	08/01/28	50	47,954

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	206,250
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	60	62,018
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	5	4,220
Gtd. Notes	2.600	07/15/32	50	41,320
Gtd. Notes	2.800	10/01/29	122	108,216

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34	15	14,908
				563,952
Miscellaneous Manufacturing 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	23,903
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	84	78,264
				102,167
Oil & Gas 1.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	3,535
Sr. Unsec’d. Notes	5.400	06/15/47	34	31,091

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Continental Resources, Inc., Gtd. Notes, 144A	2.268%	11/15/26	15	$13,875
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	31	29,146
Diamondback Energy, Inc., Gtd. Notes	5.400	04/18/34	65	64,098
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	40	39,090
Sr. Unsec’d. Notes	8.625	01/19/29	35	36,446
Sr. Unsec’d. Notes	8.875	01/13/33	40	40,950

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	30	24,894
Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	155	154,866
Phillips 66, Gtd. Notes	2.150	12/15/30	84	69,434
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	17	16,353
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	50	46,792
				570,570
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	91,098
Sr. Unsec’d. Notes	4.050	11/21/39	15	12,926
Sr. Unsec’d. Notes	4.550	03/15/35	60	56,496
Sr. Unsec’d. Notes	4.625	10/01/42	15	13,492

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.400	07/26/29	5	4,630
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	30	28,988
Sr. Unsec’d. Notes	2.400	03/15/30	35	30,038
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	02/21/30	15	14,753
Sr. Unsec’d. Notes	5.125	07/20/45	82	72,358

Eli Lilly & Co., Sr. Unsec’d. Notes	4.700	02/09/34	75	72,873

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Merck & Co., Inc., Sr. Unsec’d. Notes	3.400%	03/07/29	8	$7,504
Mylan, Inc., Gtd. Notes	5.200	04/15/48	15	12,082
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	144	137,235
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	50	48,237
Viatris, Inc., Gtd. Notes	3.850	06/22/40	98	71,468
				674,178
Pipelines 2.3%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	65	64,127
Energy Transfer LP,
Sr. Unsec’d. Notes	4.900	03/15/35	5	4,661
Sr. Unsec’d. Notes	4.950	06/15/28	133	130,952
Sr. Unsec’d. Notes	6.250	04/15/49	34	33,879
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	48,612

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	15	13,561
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	17	10,861
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	64,091
Sr. Unsec’d. Notes	4.500	04/15/38	63	54,781
Sr. Unsec’d. Notes	4.875	06/01/25	55	54,557
Sr. Unsec’d. Notes	5.500	02/15/49	17	15,727

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	25,076
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	50,538
Gtd. Notes	3.400	09/01/29	15	13,675
Gtd. Notes	6.050	09/01/33	105	107,534

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	17	16,615
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	30	26,933

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	5.200%	07/01/27	55	$54,797
Gtd. Notes	6.125	03/15/33	60	61,568
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	61	54,601
Sr. Unsec’d. Notes	3.950	05/15/50	31	23,429

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	11/15/30	50	45,041
				975,616
Real Estate Investment Trusts (REITs) 1.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	5.750	02/15/35	15	14,859
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	13,137
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	5	4,153
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	20	19,602
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,150
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	55	48,779
Gtd. Notes	3.200	04/01/32	25	21,307
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	70,979
Sr. Unsec’d. Notes	2.700	02/15/32	33	27,340
Sr. Unsec’d. Notes	3.100	12/15/29	29	25,929
Sr. Unsec’d. Notes	3.250	01/15/31	25	22,058

Simon Property Group LP, Sr. Unsec’d. Notes	1.750	02/01/28	90	79,830
Sun Communities Operating LP, Gtd. Notes	5.700	01/15/33	35	34,469
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	124,000
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	20	19,439
				530,031

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500%	07/26/47	27	$22,509
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	28	26,235
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	8	8,420
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	16,971
				74,135
Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	42,303
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	33,348
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	102,523
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	25	23,642
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54	15	14,480
Sr. Unsec’d. Notes	5.625	02/10/43	5	4,970
Sr. Unsec’d. Notes	5.900	02/10/63	15	14,918
				236,184
Software 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	15	10,440
Sr. Unsec’d. Notes	3.850	04/01/60	8	5,485
Sr. Unsec’d. Notes	5.550	02/06/53	20	18,878
Sr. Unsec’d. Notes	6.900	11/09/52	30	33,522

Workday, Inc., Sr. Unsec’d. Notes	3.700	04/01/29	20	18,718
				87,043
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	50	39,430
Sr. Unsec’d. Notes	3.500	09/15/53	50	33,797

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35	65	$59,446
Sr. Unsec’d. Notes	5.400	02/15/34	50	49,600

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	45	44,478
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	65	63,180
Sprint LLC, Gtd. Notes	7.625	03/01/26	110	113,061
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	40	28,678
Gtd. Notes	3.875	04/15/30	30	27,883
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	26	21,103
Sr. Unsec’d. Notes	3.150	03/22/30	7	6,272
				486,928
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	33	35,314
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	110	110,392

Total Corporate Bonds (cost $14,444,589)				12,929,052
Municipal Bonds 0.2%
California 0.0%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	10	8,760
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	26,386

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	10	$11,740
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,667
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,673
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	9,836
Texas 0.1%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,499
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	15,539

Total Municipal Bonds (cost $144,235)				106,100
Residential Mortgage-Backed Securities 0.2%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.224(c)	04/25/42	30	31,192
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	53	46,288

Total Residential Mortgage-Backed Securities (cost $82,884)				77,480
Sovereign Bonds 0.8%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	187,875

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	50	$48,400
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	48,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34	86	84,135

Total Sovereign Bonds (cost $410,002)				368,410
U.S. Government Agency Obligations 24.6%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	405	298,782
Federal Home Loan Mortgage Corp.	2.000	02/01/51	841	653,039
Federal Home Loan Mortgage Corp.	2.000	07/01/51	455	352,606
Federal Home Loan Mortgage Corp.	2.500	04/01/51	884	718,490
Federal Home Loan Mortgage Corp.	3.500	01/01/52	220	194,349
Federal Home Loan Mortgage Corp.	4.000	11/01/39	150	140,524
Federal Home Loan Mortgage Corp.	4.000	12/01/40	100	93,605
Federal Home Loan Mortgage Corp.	6.000	11/01/52	191	192,298
Federal National Mortgage Assoc.	1.500	12/01/50	324	238,473
Federal National Mortgage Assoc.	2.000	05/01/36	338	296,168
Federal National Mortgage Assoc.	2.000	05/01/51	675	524,205
Federal National Mortgage Assoc.(k)	2.500	04/01/51	1,238	1,005,964
Federal National Mortgage Assoc.	2.500	05/01/52	428	350,466
Federal National Mortgage Assoc.	3.000	11/01/46	218	191,486
Federal National Mortgage Assoc.	3.000	02/01/52	422	355,469
Federal National Mortgage Assoc.	3.000	03/01/52	401	343,102
Federal National Mortgage Assoc.	3.000	05/01/52	383	328,664
Federal National Mortgage Assoc.	3.500	06/01/47	316	283,602
Federal National Mortgage Assoc.	3.500	02/01/52	213	187,773
Federal National Mortgage Assoc.	4.000	02/01/41	123	115,372
Federal National Mortgage Assoc.	4.000	02/01/45	109	101,850
Federal National Mortgage Assoc.	4.000	03/01/49	346	318,529
Federal National Mortgage Assoc.	4.000	05/01/52	222	201,586
Federal National Mortgage Assoc.	4.500	05/01/52	282	263,914
Federal National Mortgage Assoc.	4.500	06/01/52	214	200,081
Federal National Mortgage Assoc.	5.000	07/01/52	454	437,916
Federal National Mortgage Assoc.	5.500	10/01/52	223	219,470
Federal National Mortgage Assoc.	5.500	11/01/52	446	440,015
Government National Mortgage Assoc.	2.000	03/20/51	378	302,885
Government National Mortgage Assoc.	3.000	01/20/51	530	457,620

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	05/20/52	904	$855,644
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	11,984

Total U.S. Government Agency Obligations (cost $12,094,746)				10,675,931
U.S. Treasury Obligations 22.8%
U.S. Treasury Bonds	1.250	05/15/50	210	102,277
U.S. Treasury Bonds	2.000	11/15/41	1,045	708,314
U.S. Treasury Bonds	2.250	08/15/49	275	175,141
U.S. Treasury Bonds(k)	2.375	02/15/42	1,170	841,669
U.S. Treasury Bonds	2.375	05/15/51	365	236,623
U.S. Treasury Bonds	3.000	02/15/49	1,230	919,617
U.S. Treasury Bonds	3.375	11/15/48	960	769,800
U.S. Treasury Bonds	3.625	02/15/53	265	221,979
U.S. Treasury Bonds	4.250	02/15/54	85	79,741
U.S. Treasury Bonds	4.750	11/15/53	167	170,183
U.S. Treasury Notes	2.750	08/15/32	1,475	1,299,383
U.S. Treasury Notes	3.250	06/30/29	1,580	1,489,767
U.S. Treasury Notes	3.875	04/30/25	1,385	1,368,391
U.S. Treasury Notes	4.125	09/30/27	660	649,791
U.S. Treasury Strips Coupon	2.221(s)	02/15/42	1,395	587,698
U.S. Treasury Strips Coupon	2.527(s)	08/15/44	305	113,743
U.S. Treasury Strips Coupon	2.542(s)	02/15/46	450	156,814
U.S. Treasury Strips Coupon	2.561(s)	11/15/45	80	28,172

Total U.S. Treasury Obligations (cost $11,173,213)				9,919,103

Total Long-Term Investments (cost $47,628,952)				42,790,077

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Short-Term Investment 0.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $349,450)(wb)	349,450	$349,450

TOTAL INVESTMENTS 99.3% (cost $47,978,402)		43,139,527
Other assets in excess of liabilities(z) 0.7%		283,280

Net Assets 100.0%		$43,422,807

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Government National Mortgage Assoc. (proceeds receivable $472,949)	4.500%	TBA	06/20/24	$(500)	$(472,723)

Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Year U.S. Treasury Notes	Sep. 2024	$3,462,953	$(1,812)
6	5 Year U.S. Treasury Notes	Sep. 2024	634,781	(885)
5	10 Year U.S. Treasury Notes	Sep. 2024	543,984	(2,290)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2024	784,219	(4,096)
5	30 Year UMBS TBA – 5.5% Coupon	Jul. 2024	491,602	(2,565)
				(11,648)
Short Position:
9	20 Year U.S. Treasury Bonds	Sep. 2024	1,044,563	10,815
				$(833)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	2,850	0.499%	$60,721	$69,692	$8,971
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,865	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(1,409)	$(1,409)
424	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(1,552)	(1,552)
424	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(893)	(893)
852	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(1,908)	(1,908)
965	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	8,098	8,098
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.340%	736	(4,185)	(4,921)
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.340%	(1,317)	2,998	4,315
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.340%	31,834	31,106	(728)
				$31,253	$32,255	$1,002

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Total return swap agreement outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(244)	$6,600	$—	$6,600
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).